Key management personnel disclosures (Tables)	6 Months Ended
Dec. 31, 2025
Key management personnel disclosures [Abstract]
Compensation Made to Directors and Other Members
The aggregate compensation made to directors and other members of key management personnel of the company is set out below:

	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$	$

Salaries and short-term employee benefits	1,456	3,015
Post-employment benefits	38	75
Share-based payments	1,351	3,539

Total key management personnel compensation	2,845	6,629